Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and due from banks
Non-interest bearing	S/ 4,012,293	S/ 3,931,419
Interest bearing	8,712,874	12,488,242
Restricted funds	468,244	684,804
Cash and cash equivalents	13,193,411	17,104,465
Inter-bank funds	296,119	30,002
Financial investments	22,787,598	24,547,294
Loans, net:
Loans, net of unearned interest	47,530,853	45,070,500
Impairment allowance for loans	(2,027,855)	(2,064,917)
Loans and receivables	45,502,998	43,005,583
Investment property	1,287,717	1,224,454
Property, furniture and equipment, net	791,432	815,118
Due from customers on acceptances	45,809	152,423
Intangibles and goodwill, net	1,633,202	1,044,749
Other accounts receivable and other assets, net	1,778,559	1,887,454
Deferred Income Tax asset, net	165,787	142,367
Total assets	87,482,632	89,953,909
Deposits and obligations
Non-interest bearing	8,684,678	9,270,255
Interest bearing	39,846,030	39,627,689
Deposits From Customers	48,530,708	48,897,944
Inter-bank funds	30,012	0
Due to banks and correspondents	7,100,646	8,522,849
Bonds, notes and other obligations	7,906,303	8,389,672
Due from customers on acceptances	45,809	152,423
Insurance contract liabilities	10,602,372	11,958,058
Other accounts payable, provisions and other liabilities	3,138,932	2,477,601
Deferred Income Tax liability, net	81,899	0
Total liabilities	77,436,681	80,398,547
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	1,038,017
Treasury stock	(3,363)	(3,363)
Capital surplus	532,771	532,771
Reserves	6,000,000	5,200,000
Unrealized results, net	(613,280)	(168,300)
Retained earnings	3,037,030	2,904,912
Equity attributable to owners of parent	9,991,175	9,504,037
Non-controlling interest	54,776	51,325
Total equity, net	10,045,951	9,555,362
Total liabilities and equity, net	S/ 87,482,632	S/ 89,953,909